Borrowings - Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 1,365,631
Fair value of bank facilities	$ 1,365,631
Average
Borrowings Repayment Schedule
Interest rate	4.00%	4.80%
Not later than one year
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 115,572
Later than one year and not later than three years
Borrowings Repayment Schedule
Principal repayments of the borrowings	551,732
Later than three years and not later than five years
Borrowings Repayment Schedule
Principal repayments of the borrowings	429,372
Later than five years
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 268,955